Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 16, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUSTSUPPLEMENT DATED MARCH 16, 2021 TO THE PROSPECTUSES DATED AUGUST 28, 2020 AND THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2020, AS REVISED SEPTEMBER 30, 2020, OF:Invesco Financial Preferred ETF (PGF)
(the “Fund”)Important Notice Regarding Changes in the Investment Objective, Underlying Index, Index Provider, and Principal Investment Strategy of the FundAt a meeting held on March 12, 2021, the Board of Trustees of the Invesco Exchange-Traded Fund Trust approved changes to the investment objective, principal investment strategy, index provider and underlying index of the Fund. These changes will be effective as of the close of markets on June 30, 2021 (the “Effective Date”).Therefore, as of the close of markets on the Effective Date, the following changes will occur:1.) Underlying Index and Index Provider Change. ICE Data Indices, LLC will become the index provider for the Fund and a new underlying index (the “New Underlying Index”) will replace the current underlying index, as set forth in the table below:Current Underlying IndexNew Underlying IndexWells Fargo® Hybrid and Preferred Securities Financial IndexICE Exchange-Listed Fixed Rate Financial Preferred Securities Index2.) Investment Objective Change. The Fund’s new investment objective will be to track the investment results (before fees and expenses) of the New Underlying Index.3.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the securities that comprise the New Underlying Index.4.) Description of New Underlying Index. The Underlying Index tracks the performance of fixed rate U.S. dollar denominated preferred securities issued in the U.S. domestic market by financial companies. The Underlying Index only includes securities with no final maturity date (perpetuals) and whose payments are qualified dividend income (QDI) under the U.S. tax code. Qualifying securities must meet the following criteria: (a) be exchange-listed and have either the NASDAQ or NYSE as their primary exchange; (b) be rated at least B3 by Moody’s Investors Service or S&P Global Ratings; (c) be issued as public securities or Rule 144A securities with registration rights; (d) have a fixed coupon or dividend schedule; and (e) have a minimum amount outstanding of $250 million. The Underlying Index is rebalanced on the last calendar day of each month.Please Retain This Supplement For Future Reference.P-PGF-SUMSTATSAI-SUP 031621
Financial Preferred ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUSTSUPPLEMENT DATED MARCH 16, 2021 TO THE PROSPECTUSES DATED AUGUST 28, 2020 AND THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2020, AS REVISED SEPTEMBER 30, 2020, OF:Invesco Financial Preferred ETF (PGF)
(the “Fund”)Important Notice Regarding Changes in the Investment Objective, Underlying Index, Index Provider, and Principal Investment Strategy of the FundAt a meeting held on March 12, 2021, the Board of Trustees of the Invesco Exchange-Traded Fund Trust approved changes to the investment objective, principal investment strategy, index provider and underlying index of the Fund. These changes will be effective as of the close of markets on June 30, 2021 (the “Effective Date”).Therefore, as of the close of markets on the Effective Date, the following changes will occur:1.) Underlying Index and Index Provider Change. ICE Data Indices, LLC will become the index provider for the Fund and a new underlying index (the “New Underlying Index”) will replace the current underlying index, as set forth in the table below:Current Underlying IndexNew Underlying IndexWells Fargo® Hybrid and Preferred Securities Financial IndexICE Exchange-Listed Fixed Rate Financial Preferred Securities Index2.) Investment Objective Change. The Fund’s new investment objective will be to track the investment results (before fees and expenses) of the New Underlying Index.3.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the securities that comprise the New Underlying Index.4.) Description of New Underlying Index. The Underlying Index tracks the performance of fixed rate U.S. dollar denominated preferred securities issued in the U.S. domestic market by financial companies. The Underlying Index only includes securities with no final maturity date (perpetuals) and whose payments are qualified dividend income (QDI) under the U.S. tax code. Qualifying securities must meet the following criteria: (a) be exchange-listed and have either the NASDAQ or NYSE as their primary exchange; (b) be rated at least B3 by Moody’s Investors Service or S&P Global Ratings; (c) be issued as public securities or Rule 144A securities with registration rights; (d) have a fixed coupon or dividend schedule; and (e) have a minimum amount outstanding of $250 million. The Underlying Index is rebalanced on the last calendar day of each month.Please Retain This Supplement For Future Reference.P-PGF-SUMSTATSAI-SUP 031621